Schedule of credity allownace changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	$ 79,296	$ 68,437	$ 46,688
Transfers from Stage 1 to Stage 2	(10,514)	(4,252)	(6,217)
Transfers from Stage 2 to Stage 1	17,840	27,974	15,397
Transfers to Stage 3	(7,023)	(3,929)	(4,197)
Transfers from Stage 3	151	246	181
Write-offs
Net increase of loss allowance	54,096	6,154	18,902
New originations	94,367	27,727	53,416	[1]
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(41,486)	(9,593)	(31,114)
Changes to models used in calculation	1,215	(11,980)	(3,400)	[2]
Effect of changes in exchange rates (OCI)	(6,488)	(15,334)	(2,317)
Loss allowance at end of the year	127,358	79,296	68,437
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	60,391	75,531	48,592
Transfers from Stage 1 to Stage 2	10,514	4,252	6,217
Transfers from Stage 2 to Stage 1	(17,840)	(27,974)	(15,397)
Transfers to Stage 3	(13,176)	(11,252)	(12,328)
Transfers from Stage 3	70	129	174
Write-offs
Net increase of loss allowance	92,658	36,643	50,780
New originations	9,547	2,421	9,610	[1]
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	81,867	33,474	43,854
Changes to models used in calculation	1,244	748	(2,684)	[2]
Effect of changes in exchange rates (OCI)	(6,225)	(16,938)	(2,507)
Loss allowance at end of the year	126,392	60,391	75,531
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	77,855	79,929	50,747
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	20,199	15,181	16,525
Transfers from Stage 3	(221)	(375)	(355)
Write-offs	(118,518)	(116,856)	(103,680)
Net increase of loss allowance	164,847	117,973	119,300
New originations	3,979	1,376	1,785	[1]
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	160,549	104,248	115,966
Changes to models used in calculation	319	12,349	1,549	[2]
Effect of changes in exchange rates (OCI)	(7,233)	(17,997)	(2,608)
Loss allowance at end of the year	136,929	77,855	79,929
Total [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	217,542	223,897	146,027
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(118,518)	(116,856)	(103,680)
Net increase of loss allowance	311,601	160,770	188,982
New originations	107,893	31,524	64,811	[1]
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	200,930	128,129	128,706
Changes to models used in calculation	2,778	1,117	(4,535)	[2]
Effect of changes in exchange rates (OCI)	(19,946)	(50,269)	(7,432)
Loss allowance at end of the year	$ 390,679	$ 217,542	$ 223,897

[1]	Considers all accounts originated from the beginning to the end of the year. ECL effects presented in the table were calculated as if risk parameters at the beginning of the year were applied.
[2]	Relates to methodology changes that occurred during the year, reflecting observed risks extending over a period, according to the Group’s processes of model monitoring.